Pension and Non-pension Post-employment Benefit Plans - Percentages and Assumptions Used in Measuring the Plans (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan
Weighted average discount rate at December 31 (i) for:
Benefit obligations	4.60%	4.90%	1.80%
Net pension cost	4.80%	1.80%	1.40%
Weighted average rate of compensation increase for:
Benefit obligations	2.90%	1.10%	1.10%
Net pension cost	1.10%	1.10%	1.10%
Healthcare cost trend rates:
Immediate trend	0.00%	0.00%	0.00%
Ultimate trend	0.00%	0.00%	0.00%
Pension Plan | Discount rate
Healthcare cost trend rates:
1% Increase	$ (24.7)
1% Decrease	30.5
Pension Plan | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	0.0
1% Decrease	$ 0.0
Other benefit plans
Weighted average discount rate at December 31 (i) for:
Benefit obligations	4.50%	4.90%	3.20%
Net pension cost	4.90%	3.20%	2.50%
Weighted average rate of compensation increase for:
Benefit obligations	4.60%	4.60%	4.60%
Net pension cost	4.60%	4.60%	4.60%
Healthcare cost trend rates:
Immediate trend	6.50%	5.10%	5.20%
Ultimate trend	4.00%	4.00%	4.00%
Other benefit plans | Discount rate
Healthcare cost trend rates:
1% Increase	$ (6.8)
1% Decrease	7.5
Other benefit plans | Healthcare cost trend rate
Healthcare cost trend rates:
1% Increase	3.4
1% Decrease	$ (2.9)